Leases - Subleases (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Fixed sublease income	¥ 420,138	¥ 478,225	¥ 580,074
Variable sublease income	17,838	14,146	27,606
Total	437,976	¥ 492,371	¥ 607,680
Year ending December 31:
2022	328,989
2023	225,351
2024	92,165
2025	45,374
2026	23,279
2027 and thereafter	18,267
Total	¥ 733,425